Business Description and Going Concern	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description and Going Concern

NOTE 1 - Business Description and Going Concern

Sigma Additive Solutions, Inc. (“Sigma”), the legal acquiror of NextTrip, was initially incorporated as Messidor Limited in Nevada on December 23, 1985, and changed its name to Framewaves Inc. in 2001. On September 27, 2010, the name was changed to Sigma Labs, Inc. On May 17, 2022, Sigma Labs, Inc. began doing business as Sigma Additive Solutions, and on August 9, 2022, changed its name to Sigma Additive Solutions, Inc.

On March 11, 2024, Sigma filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation, as amended, with the Secretary of State of the State of Nevada, pursuant to which, effective as of 12:01 a.m. Pacific time on March 13, 2024, among other things, Sigma’s corporate name was changed from Sigma Additive Solutions, Inc. to “NextTrip, Inc.”

The Company’s corporate office is located at 3900 Paseo del Sol, Santa Fe, NM 87507 The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries, NextTrip Holdings Inc. incorporated October 22, 2015, and Extraordinary Vacations USA, Inc. incorporated on June 24, 2002.

Prior to the Exchange Agreement as described below, NextTrip Holdings, Inc. (“NextTrip”) was a wholly owned subsidiary of NextTrip Group, LLC (“Group”), which in turn, was a wholly owned subsidiary of NextPlay Technologies, Inc. (“NextPlay”). All of the business operations of Group were conducted through its subsidiaries. On January 25, 2023, NextPlay and Group entered into an Amended and Restated Separation Agreement (“Separation Agreement”), Amended and Restated Operating Agreement (“Operating Agreement”), and Exchange Agreement (“Exchange Agreement”, and together, the “Agreements”), whereby NextPlay transferred their interest in the travel business to Group. Pursuant to the Exchange Agreement, NextPlay exchanged 1,000,000 Membership Units of Group for 400,000 Preferred Units of Group, with a value of $10 per unit. Prior to the exchange for Preferred Units, Group had a payable due to NextPlay of $17,295,873, representing cash advances and payment of expenses by NextPlay on behalf of Group, while NextPlay had obligations to provide ongoing support to NextTrip. Such liability was settled by the issuance of the Preferred Units and the waiver of all of NextPlay’s ongoing support obligations except for a $1.5 million advance remaining under a promissory note and as such NextTrip recorded the payable as contributed capital.

The Company provides travel technology solutions with sales originating in the United States, with a primary emphasis on hotels, air, and all-inclusive travel packages. Our proprietary booking engine, branded as NextTrip 2.0, provides travel distributors access to a sizeable inventory.

The Company owns 50% of Next Innovation LLC (Joint Venture) and this entity is in the process of a first structure plan. No activities nor operations occurred in 2023 or 2024 for this entity, and NextTrip, Inc. does not have control of the company and therefore no minority interest was recorded.

Reverse Acquisition

On October 12, 2023, the Company entered into a Share Exchange Agreement (as amended, the “Exchange Agreement”) with NTH, NTG, and the NTH Re[presentative. Under the terms of the Exchange Agreement, the parties agreed that NTG would sell and transfer to the Company all of the issued and outstanding shares of NTH in exchange for 156,007 restricted shares of the Company’s common stock (the “Closing Shares”), issuable at closing, and the right to receive up to an additional 5,843,993 restricted shares of the Company’s common stock upon satisfaction of certain milestones set forth in the Exchange Agreement (the “Contingent Shares,” and together with the Closing Shares, the “Restricted Shares”), which Restricted Shares are issuable to the members of NTG, on a pro rata basis, under the terms of the Exchange Agreement, subject to certain closing conditions (the “Acquisition”). NTH completed the reverse acquisition with the Company on December 29, 2023. The Company previously traded on Nasdaq as SASI which has had a name change to NextTrip, Inc. and now trades as NTRP on Nasdaq. As a result of the consummation of the Share Exchange Agreement by and between the Company, NTG, NTH and the NTH Representative, the 400,000 Preferred Units held by NextPlay in NTG were exchanged for up to 500,000 shares of common stock in the Company, as follows: (i) 13,001 shares of Company common stock, or Closing Shares, were issued to NextPlay on December 29, 2023, and (ii) NextPlay has the right to receive up to 486,999 Contingent Shares when and if the business milestones are achieved in the Share Exchange Agreement.

The Contingent Shares, together with the Closing Shares, will not exceed 6,000,000 shares of the Company’s common stock, or approximately 90.2% of the issued and outstanding shares of the Company’s common stock immediately prior to the closing. The Acquisition will likely result in a change of control, with the members of NTG receiving an aggregate number of shares that exceeds the number of shares that held by the legacy shareholders of the Company. As a result, the Acquisition is accounted for as a reverse acquisition of NextTrip by the Company, whereby the Company is treated as the legal acquirer and NTH is treated as the accounting acquirer. As a result, the historical financial information presented is that of NTH.

As of August 31, 2024, three of the four business milestones had been achieved as further described in Note 2 under “Loss Per Share” below. As a result, 4,393,993 of the contingent shares were eligible to be issued. The remaining 1,450,000 contingent shares will be eligible for issue upon the launch of the Travel Agent platform.

Despite having achieved three of the four business milestones, the Company cannot issue the contingent shares without risk of the Company’s common stock being suspended from trading and delisted until Nasdaq approves the Company’s initial listing application, which is pending with Nasdaq. The Company has been advised by Nasdaq that issuing the contingent shares prior to approval of the application will result in the immediate delisting of the Company, as such issuance will trigger a change in control. The Company does anticipate such issuances will occur shortly after the closing of this offering and the Company intends to issue said securities as soon as Nasdaq has cleared its application.

In accordance with ASC 805-40-45-1, the consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (NextTrip, Inc., f/k/a Sigma Additive Solutions, Inc.) but described in the notes to the financial statements as a continuation of the financial statements of the legal subsidiary (NextTrip), with one adjustment, which is to retroactively adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent. Comparative information presented in the consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent.

Under ASC 805-40-45-2, the consolidated financial statements represent the continuation of the legal subsidiary except for the capital structure, as follows:

(a)	The assets and liabilities of the legal subsidiary recognized and measured at their pre-combination carrying amounts;

(b)	The assets and liabilities of the legal parent recognized and measured in accordance with the guidance in this topic applicable to business combinations (ASC 805);

(c)	The retained earnings and other equity balances of the legal subsidiary before the business combination;

(d)	The amount required to be recognized as issued equity interests in the consolidated financial statements determined by adding the issued equity interest of the legal subsidiary outstanding immediately before the business combination to the fair value of the legal parent determined in accordance with the guidance in ASC 805 applicable to business combinations. However, the equity structure reflects the equity structure of the legal parent, including the equity interests the legal parent issued to affect the combination. Accordingly, the equity structure of the legal subsidiary is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the legal parent issued in the reverse acquisition.

The assets and liabilities of Sigma Additive Solutions, Inc. were recognized at fair value pursuant to ASC 805.

Going Concern – The Company has sustained losses and had negative cash flows from operating activities since its inception.

The Company currently does not have sufficient cash and working capital to fund its operations and will require additional funding in the public or private markets in the near-term to be able to continue operations. The Company currently has no understanding or agreement to obtain such funding, and there is no assurance that we will be successful in obtaining additional funding. If we fail to obtain sufficient funding when needed, we will be forced to delay, scale back or eliminate all or a portion of our commercialization efforts and operations. As a result, there is substantial doubt about our ability to continue as a going concern.

NOTE 1 - Business Description and Going Concern

Sigma Additive Solutions, Inc. (“Sigma”), the legal acquiror of NextTrip, was initially incorporated as Messidor Limited in Nevada on December 23, 1985, and changed its name to Framewaves Inc. in 2001. On September 27, 2010, the name was changed to Sigma Labs, Inc. On May 17, 2022, Sigma Labs, Inc. began doing business as Sigma Additive Solutions, and on August 9, 2022, changed its name to Sigma Additive Solutions, Inc.

On March 11, 2024, Sigma filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation, as amended to date, with the Secretary of State of the State of Nevada, pursuant to which, effective as of 12:01 a.m. Pacific time on March 13, 2024, among other things, Sigma’s corporate name was changed from Sigma Additive Solutions, Inc. to “NextTrip, Inc.”

The Company’s corporate office is located at 3900 Paseo del Sol, Santa Fe NM 87507 The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries, NextTrip Holdings Inc. incorporated October 22, 2015, and Extraordinary Vacations USA, Inc., incorporated on June 24, 2002.

Prior to the Share Exchange Agreement as described below, NextTrip Holdings, Inc. (“NextTrip”) was a wholly owned subsidiary of NextTrip Group, LLC (“Group”), which in turn, was a wholly owned subsidiary of NextPlay Technologies, Inc. (“NextPlay”). All of the business operations of Group were conducted through its subsidiaries. On January 25, 2023, NextPlay and Group entered into an Amended and Restated Separation Agreement (“Separation Agreement”), Amended and Restated Operating Agreement (“Operating Agreement”), and Exchange Agreement (“Exchange Agreement”), together the Agreements (“Agreements”), whereby NextPlay transferred their interest in the travel business to Group. Pursuant to the Exchange Agreement, NextPlay exchanged 1,000,000 Membership Units of Group for 400,000 Preferred Units of Group, with a value of $10 per unit. Prior to the exchange for Preferred Units, Group had a payable due to NextPlay of $17,295,873, representing cash advances and payment of expenses by NextPlay on behalf of Group, while NextPlay had obligations to provide ongoing support to NextTrip. Such liability was settled by the issuance of the Preferred Units and the waiver of all of NextPlay’s ongoing support obligations except for a $1.5 million advance remaining under a promissory note and as such NextTrip recorded the payable as contributed capital.

The Company provides travel technology solutions with sales originating in the United States, with a primary emphasis on hotels, air, and all-inclusive travel packages. Our proprietary booking engine, branded as NextTrip 2.0, provides travel distributors access to a sizeable inventory.

The Company owns 50% of Next Innovation LLC (Joint Venture) and this entity is in the process of a first structure plan. No activities nor operations occurred in 2023 or 2024 and NextTrip, Inc. does not have control of the company and therefore no minority interest was recorded.

Reverse Acquisition

On October 12, 2023, Sigma entered into a Share Exchange Agreement (as amended, the “Exchange Agreement”) with NextTrip, Group, and William Kerby (the “NextTrip Representative”). Under the terms of the Exchange Agreement, the parties agreed that Group would sell and transfer to Sigma all of the issued and outstanding shares of NextTrip in exchange for 156,007 restricted shares of Sigma common stock (the “Closing Shares”), issuable at closing, and the right to receive up to an additional 5,843,993 restricted shares of Sigma common stock upon satisfaction of certain milestones set forth in the Exchange Agreement (the “Contingent Shares,” and together with the Closing Shares, the “Restricted Shares”), which Restricted Shares are issuable to the members of Group, on a pro rata basis, under the terms of the Exchange Agreement, subject to certain closing conditions (the “Acquisition”). Upon the closing of the Acquisition on December 29, 2023, NextTrip became a wholly owned subsidiary of Sigma.

The Contingent Shares, together with the Closing Shares, will not exceed 6,000,000 shares of Sigma common stock, or approximately 90.2% of the issued and outstanding shares of Sigma common stock immediately prior to the closing. The Acquisition will likely result in a change of control, with the members of Group receiving an aggregate number of shares that exceeds the number of shares that held by the legacy shareholders of Sigma. As a result, the Acquisition is accounted for as a reverse acquisition of NextTrip by Sigma, whereby Sigma is treated as the legal acquirer and NextTrip is treated as the accounting acquirer. As a result, the historical financial information presented is that of NextTrip.

In accordance with ASC 805-40-45-1, the consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (NextTrip, Inc., f/k/a Sigma Additive Solutions, Inc.) but described in the notes to the financial statements as a continuation of the financial statements of the legal subsidiary (NextTrip), with one adjustment, which is to retroactively adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent. Comparative information presented in the consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent.

Under ASC 805-40-45-2, the consolidated financial statements represent the continuation of the legal subsidiary except for the capital structure, as follows:

(a)	The assets and liabilities of the legal subsidiary recognized and measured at their pre-combination carrying amounts;
(b)	The assets and liabilities of the legal parent recognized and measured in accordance with the guidance in this topic applicable to business combinations (ASC 805);
(c)	The retained earnings and other equity balances of the legal subsidiary before the business combination;
(d)	The amount required to be recognized as issued equity interests in the consolidated financial statements determined by adding the issued equity interest of the legal subsidiary outstanding immediately before the business combination to the fair value of the legal parent determined in accordance with the guidance in ASC 805 applicable to business combinations. However, the equity structure reflects the equity structure of the legal parent, including the equity interests the legal parent issued to affect the combination. Accordingly, the equity structure of the legal subsidiary is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the legal parent issued in the reverse acquisition.

The assets and liabilities of Sigma Additive Solutions, Inc. were recognized at fair value under ASC 805 as described in NOTE 8 – Goodwill.

Going Concern

As of February 29, 2024, and February 28, 2023, the Company had an accumulated deficit of $24,151,139 and $16,811,863 respectively, and working capital deficit of $262,005 and $2,310,654, respectively, and has incurred losses since incorporation. The Company will need to raise additional funds through equity or debt financings to support the on-going operations, increase market penetration of our products, expand the marketing and development of our travel and technology driven products, provide capital expenditures for additional equipment and development costs, payment obligations, and systems for managing the business including covering other operating costs until the planned revenue streams are fully implemented and begin to offset our operating costs. In the event the Company is unable to raise adequate funding in the future for its operations and to pay its outstanding debt obligations, the Company may be forced to scale back its business plan and/or liquidate some or all of its assets or may be forced to seek bankruptcy protection.

In light of the foregoing, there is substantial doubt about our ability to continue as a going concern for 12 months from the date of the filing of this prospectus.

Recent Issues Surrounding the COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, leading to an economic downturn.

The duration and severity of the COVID-19 pandemic impeded global economic activity for an extended period of time, even as restrictions have been lifted in many jurisdictions (including the United States) and vaccines are being made available, leading to decreased per capita income and disposable income, increased and sustained unemployment or a decline in consumer confidence, all of which significantly reduced discretionary spending by individuals and businesses on travel and may create a recession in the United States or globally. In turn, that could have a negative impact on demand for our services. We also cannot predict the long-term effects of the COVID-19 pandemic on our partners and their business and operations or the ways that the pandemic may fundamentally alter the travel industry. The aforementioned circumstances could result in a material adverse impact on our business, financial condition, results of operations and cash flows, potentially for a prolonged period.

Although we currently cannot predict the full impact of the COVID-19 pandemic on our fiscal 2025 financial results relating to our operations, we anticipate an increase in year-over-year revenue as compared to fiscal year 2023. However, the ultimate extent of the COVID-19 pandemic and its impact on global travel and overall economic activity is constantly changing and impossible to predict currently. However, the Company is seeing the return to normal operations.